ALLIANZ FUNDS
Supplement Dated April 2, 2012
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of Allianz
Funds Dated November 1, 2011 (as revised April 2, 2012)
Disclosure Relating to the Allianz AGIC Target Fund and Allianz RCM Mid-Cap Fund
PROPOSED REORGANIZATION OF THE ALLIANZ AGIC TARGET FUND INTO THE ALLIANZ
RCM MID-CAP FUND
On December 15-16, 2011, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz AGIC Target Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz RCM Mid-Cap Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be during the second quarter of 2012, although the Reorganization may be delayed.
The Acquired Fund and the Acquiring Fund have the same distribution and/or servicing (12b-1) fee rates and the same administrative fee breakpoint schedules as set forth in the prospectus under “Management of the Funds—Management Fees—Administrative Fees.” With respect to Institutional and Administrative Class shares, the Acquired Fund has management fees of 0.85% and the Acquiring Fund has management fees of 0.77%. With respect to Class D shares, the Acquired Fund has management fees of 0.95%, and the Acquiring Fund has management fees of 0.87%. With respect to Class P shares, the Acquired Fund has management fees of 0.95%. In connection with the Reorganization, Class P shares of the Acquiring Fund will be launched. The fees and expenses of Class P shares of the Acquiring Fund will be 0.08% less than those of Class P shares of the Acquired Fund. Management fees include advisory and administrative fees. The advisory fees for the Acquired Fund and the Acquiring Fund are 0.55% and 0.47%, respectively. The administrative fees for each Fund are 0.30% with respect to Institutional and Administrative Class shares, and 0.40% with respect to Class D shares. The administrative fees for the Acquired Fund are 0.40% with respect to Class P shares. During the fiscal year ending June 30, 2011, the Acquiring Fund’s total expense ratio with respect to Institutional Class, Administrative Class and Class D shares was 0.08% lower than the Acquired Fund’s total expense ratio.
Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules will become available to offset capital gains realized after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.
The transaction costs of completing the Reorganization will be borne by the Funds’ Investment Adviser, Allianz Global Investors Fund Management LLC. Any costs associated with restructuring the Acquired Fund’s portfolio (such as brokerage commissions and other transaction costs) prior to the Reorganization will be borne by the Acquired Fund, and any such costs that arise after the Reorganization will be borne the Acquiring Fund.
In connection with the Reorganization, it is anticipated that purchases and exchange purchases of the Allianz AGIC Target Fund will be permitted until the Closing Date of the Reorganization.
Other Information
In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding voting shares (as defined for purposes of the Investment Company Act of 1940) of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund. The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.
Please retain this Supplement for future reference.

ALLIANZ FUNDS
Supplement Dated April 2, 2012
to the Statutory Prospectus for Class A, B, C and R Shares of Allianz Funds
Dated November 1, 2011 (as revised April 2, 2012)
Disclosure Relating to the Allianz AGIC Target Fund and Allianz RCM Mid-Cap Fund
PROPOSED REORGANIZATION OF THE ALLIANZ AGIC TARGET FUND INTO THE ALLIANZ
RCM MID-CAP FUND
On December 15-16, 2011, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz AGIC Target Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz RCM Mid-Cap Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be during the second quarter of 2012, although the Reorganization may be delayed.
The Acquired Fund and the Acquiring Fund have the same distribution and/or servicing (12b-1) fee rates and the same administrative fee breakpoint schedules as set forth in the prospectus under “Management of the Funds—Management Fees—Administrative Fees.” The Acquired Fund has management fees of 0.95% and the Acquiring Fund has management fees of 0.87%. Management fees include advisory and administrative fees. The advisory fees for the Acquired Fund and the Acquiring Fund are 0.55% and 0.47%, respectively, and the administrative fees for each Fund are 0.40%. During the fiscal year ending June 30, 2011, the Acquiring Fund’s total expense ratio with respect to Class A, Class B and Class C shares was 0.08% lower than the Acquired Fund’s total expense ratio.
Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules will become available to offset capital gains realized after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.
The transaction costs of completing the Reorganization will be borne by the Funds’ Investment Adviser, Allianz Global Investors Fund Management LLC. Any costs associated with restructuring the Acquired Fund’s portfolio (such as brokerage commissions and other transaction costs) prior to the Reorganization will be borne by the Acquired Fund, and any such costs that arise after the Reorganization will be borne the Acquiring Fund.
In connection with the Reorganization, it is anticipated that purchases and exchange purchases of the Allianz AGIC Target Fund will be permitted until the Closing Date of the Reorganization.
Other Information
In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding voting shares (as defined for purposes of the Investment Company Act of 1940) of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.
The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.
Please retain this Supplement for future reference.